Other disclosures - Schedule of memorandum items by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 454,255	€ 408,297	€ 379,603
Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	302,861	279,589	274,075
Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	16,901	15,435	12,856
Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	134,493	113,273	92,672
Within 3 months | MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	230,359	214,099	194,701
Within 3 months | Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	133,084	125,083	120,962
Within 3 months | Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	5,103	7,870	7,023
Within 3 months | Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	92,172	81,146	66,716
3 to 12 months | MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	63,231	53,840	52,276
3 to 12 months | Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	35,747	31,658	32,538
3 to 12 months | Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	6,803	4,734	3,586
3 to 12 months | Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	20,681	17,448	16,152
1 to 3 years | MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	74,045	66,697	59,421
1 to 3 years | Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	57,157	55,344	50,875
1 to 3 years | Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	3,691	1,654	1,427
1 to 3 years | Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	13,197	9,699	7,119
3 to 5 years | MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	63,113	51,276	55,991
3 to 5 years | Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	57,285	47,204	54,033
3 to 5 years | Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	796	686	441
3 to 5 years | Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	5,032	3,386	1,517
More than 5 years | MEMORANDUM ITEMS
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	23,507	22,385	17,214
More than 5 years | Loan commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	19,588	20,300	15,667
More than 5 years | Financial guarantees granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	508	491	379
More than 5 years | Other commitments granted
Measurement of financial assets and liabilities and recognition of fair value changes
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 3,411	€ 1,594	€ 1,168